Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Balances and Transactions with Related Parties [Abstract]
Schedule of Transactions with Related Parties	Balances with related parties
	December 31
	2025	2024

Accounts payable and accruals (included in employees and liabilities in respect thereof)	80	122
Benefits to related parties
	For the year ended December 31,
	2025	2024	2023

Payroll and related expenses in respect of employed related parties (*)	712	758	868

Number of related parties	3	3	4

(*)	Including $58, $147 and $500 in share-based payment in 2025, 2024 and 2023 respectively.
Benefits to senior officers
	For the year ended December 31,
	2025	2024	2023

Short-term benefits (*)	848	1,092	3,656

No. of recipients	3	3	3

(*)	Including $202 in share-based payment in 2025, $505 in share-based payment in 2024 and $3,216 in 2023.

Schedule of Profit and Loss Data	Profit and loss data (*)
	For the year ended December 31,
	2025	2024	2023

Cost of revenue	195	233	233

Research and development expenses	65	78	421

Selling and marketing expenses	580	733	2,796

General and administrative expenses	721	806	1,074

(*)	Including benefits to related parties and officers, included in subsections b and c above.